U. S. GOVERNMENT SECURITIES (Details) (U.S. government securities, USD $)	Jan. 31, 2013	Jan. 31, 2012
U.S. government securities
Carrying Value
Due within one year	$ 438,815
Due after one year through three years	205,055	473,816
Total	643,870	473,816
Fair Value
Due within one year	439,065
Due after one year through three years	204,925	474,404
Total	$ 643,990	$ 474,404